Income tax	6 Months Ended
Jun. 30, 2026
Income taxes paid (refund) [abstract]
Income tax	Income tax
The Group incurred tax losses in the current period and prior years. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Group’s business, the Group has not recognized deferred tax assets beyond deferred tax liabilities arising within the same taxable entity under the same taxable regime and with consistent timing of reversal, after considering, if applicable, limitations in the use of deductible tax losses carried forward from prior periods applicable under tax laws in France and in the U.S.
As of June 30, 2026, following the repurchase of the royalty certificates on May 7, 2026, the Group reassessed the expected reversal of temporary taxable and deductible differences existing at the reporting date and concluded that the recognition of a deferred tax liability in the Group's Statements of Financial Position was no longer required. Accordingly, the deferred tax liability of
€5,848 thousand recorded as of December 31, 2025 has been reversed, resulting in the recognition of a corresponding  tax income for the six-month period ended June 30, 2026.